NORTHERN LIGHTS VARIABLE TRUST

May 4, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

DF Tactical Dividend VIT Fund

DF Tactical Momentum VIT Fund

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate ETF Portfolio

TOPS ® Moderately Aggressive ETF Portfolio

TOPS ® Aggressive ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate ETF Portfolio

TOPS ® Managed Risk Moderately Aggressive ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Post-Effective Amendment No. 288, 289 and 290 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf Donoghue Forlines Dividend VIT Fund, Donoghue Forlines Momentum VIT Fund, TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate ETF Portfolio, TOPS® Moderately Aggressive ETF Portfolio, TOPS® Aggressive ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate ETF Portfolio, TOPS ® Managed Risk Moderately Aggressive ETF Portfolio, and TOPS® Managed Risk Flex ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained.

in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name	Post-Effective Amendment Number	SEC Accession Number	Date of Amendment Filing
TOPS ® Managed Risk Flex ETF Portfolio	288	0001580642-26-002577	April 20, 2026
TOPS ® Conservative ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Balanced ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Moderate ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Moderately Aggressive ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Aggressive ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Managed Risk Balanced ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Managed Risk Moderate ETF Portfolio	289	0001580642-26-002579	April 20, 2026
TOPS ® Managed Risk Moderately Aggressive ETF Portfolio	289	0001580642-26-002579	April 20, 2026
DF Tactical Dividend VIT Fund	290	0001580642-26-002588	April 21, 2026
DF Tactical Momentum VIT Fund	290	0001580642-26-002588	April 21, 2026

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to Stephanie Shearer at (631) 470-2633.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Secretary